LONG-TERM EMPLOYEE-RELATED OBLIGATIONS (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Retirement Benefits [Abstract]
2025	$ 47
2026	107
2027	138
2028	61
2029	4
Thereafter (through 2033)	299
Total	$ 656